SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Prior to ARO commencing operations on October 17, 2017 (see Note 1), the Company operated in two segments: Deepwater and Jack-ups. The Company now operates in three principal operating segments: Deepwater, which consists of its drillship operations, Jack-ups, which is composed of the Company's jack-up operations and results associated with the Company's arrangements with ARO primarily under the Transition Services Agreement (direct operating costs only), Rig Management Agreement and Secondment Agreement (see Note 1 and Note 3), and ARO a company formed to own, manage and operate offshore drilling units in Saudi Arabia. These segments provide one primary service – contract drilling. The Company evaluates performance primarily based on income from operations.
"Gain on sale of assets to unconsolidated subsidiary" is related to the sale of three jack-ups and related assets to ARO and is included in the Jack-ups segment (see Note 1 and Note 14). Depreciation and amortization and Selling, general and administrative expenses related to the Company's corporate function and other administrative offices have not been allocated to its operating segments for purposes of measuring segment operating income and are included in "Unallocated and other." In addition, revenue and general and administrative costs related to providing transition services to ARO are included in "Unallocated and other" (see Note 3). "Other operating items" consists of, to the extent applicable, non-cash impairment charges, gains and losses on asset sales and litigation related items. Segment results are presented below:

	Years ended December 31,
	Deepwater	Jack-ups	ARO	Unallocated and other	Reportable segments total	Eliminations and adjustments	Consolidated
	(In millions)
2017
Revenue	$467.9	$807.5	$48.6	$7.4	$1,331.4	$(48.6)	$1,282.8
Operating expenses:
Direct operating costs (excluding items below)	151.4	533.6	22.2	—	707.2	(22.2)	685.0
Depreciation and amortization	111.6	289.4	12.9	2.7	416.6	(12.9)	403.7
Selling, general and administrative	—	—	6.1	104.6	110.7	(6.1)	104.6
Gain on sale of assets to unconsolidated subsidiary	—	(157.4)	—	—	(157.4)	—	(157.4)
Other operating items - expense (income)	0.1	9.3	(0.1)	—	9.3	0.1	9.4
Equity in earnings of unconsolidated subsidiary	—	—	—	—	—	0.9	0.9
Income (loss) from operations	$204.8	$132.6	$7.5	$(99.9)	$245.0	$(6.6)	$238.4

2016
Revenue	$827.5	$1,015.7	$—	$—	$1,843.2	$—	$1,843.2
Operating expenses:
Direct operating costs (excluding items below)	222.4	557.3	—	—	779.7	—	779.7
Depreciation and amortization	115.0	282.6	—	5.3	402.9	—	402.9
Selling, general and administrative	—	—	—	102.2	102.2	—	102.2
Other operating items - expense	0.1	40.9	—	0.6	41.6	—	41.6
Income (loss) from operations	$490.0	$134.9	$—	$(108.1)	$516.8	$—	$516.8

2015
Revenue	$747.8	$1,389.2	$—	$—	$2,137.0	$—	$2,137.0
Operating expenses:
Direct operating costs (excluding items below)	273.0	707.2	—	—	980.2	—	980.2
Depreciation and amortization	94.6	283.9	—	12.9	391.4	—	391.4
Selling, general and administrative	—	—	—	114.3	114.3	—	114.3
Other operating items - expense	—	328.8	—	0.8	329.6	—	329.6
Income (loss) from operations	$380.2	$69.3	$—	$(128.0)	$321.5	$—	$321.5

	Years ended December 31,
	2017	2016	2015
Capital expenditures:	(In millions)
Deepwater	$8.3	$31.5	$555.1
Jack-ups	86.4	84.3	128.8
Unallocated and other	5.9	1.8	39.0
Total	$100.6	$117.6	$722.9
A cash deposit of $7.7 million was made toward the purchase of two jack-up rigs. See Note 19 for more details on the purchase of these rigs.
Not all assets are associated with specific segments. Those assets specific to segments include receivables, certain identified property, plant and equipment (including rigs), investment in unconsolidated subsidiary and note receivable from unconsolidated subsidiary. The remaining assets, such as cash and equivalents, are considered to be shared among the segments and therefore reported in Unallocated and other.

	December 31,
	2017	2016
Total assets:	(In millions)
Deepwater	$2,857.6	$3,037.7
Jack-ups	4,173.7	4,285.8
Unallocated and other	1,427.0	1,352.1
Total	$8,458.3	$8,675.6

The classifications of revenue and assets among geographic areas in the tables which follow were determined based on the physical location of assets. Because the Company’s offshore drilling rigs are mobile, classifications by area are dependent on the rigs’ location at the time revenue is earned and may vary from one period to the next.

	Years ended December 31,
	2017	2016	2015
	(In millions)
Revenue:
United States	$510.7	$852.8	$704.6
Saudi Arabia	390.6	363.9	408.7
Norway	193.8	312.6	403.6
Trinidad	127.0	130.4	141.7
United Kingdom	58.2	120.6	163.0
Other (1)	2.5	62.9	315.4
Total	$1,282.8	$1,843.2	$2,137.0

	December 31,
	2017	2016
	(In millions)
Long-lived assets:
United States	$3,065.6	$3,199.5
Saudi Arabia	633.9	818.4
Norway	862.8	813.7
Trinidad	599.5	622.0
United Kingdom	1,067.2	1,229.9
Other (1)	354.6	376.5
Total	$6,583.6	$7,060.0

(1) Other represents countries in which the Company operates that individually had revenue and long-lived assets representing less than 10% of total revenue or long-lived assets.